UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: July 31, 2000

                           For:  Z-Seven Fund, Inc.


                                            Approximate Asset        Name of
Date of                    Number of Price  Value or Approximate     Seller or
Each        Identification Shares    Per    Asset Coverage Per Share of Seller's
Transaction of Security    Purchased Share  at Time of Purchase      Broker
----------- -------------- --------- ------ ------------------------ -----------

07/06/00     Z-Seven      7,500    8.0625         8.2042           Herzog
07/07/00     Z-Seven      6,500    8.15625        8.2531           Herzog
07/14/00     Z-Seven      7,000    8.328125       8.4161           Herzog
07/21/00     Z-Seven     25,000    8.0625         8.3425           Herzog



REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Mary Gaston, Controller

Statement Date: August 8, 2000